Summary of Significant Accounting Policies (Table)	3 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies
Schedule of cash on hand and bank deposits
	March 31, 2025	December 31, 2024

Cash on hand	$3,144	$3,144
Bank deposits	77,272	47,538
Total cash shown in the Statement of Cash Flows	$80,416	$50,682